Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Loss Applicable to Common Shareholders	$ (1,164,406)	$ (1,530,900)	$ (3,732,183)	$ (4,363,567)	$ (6,213,135)	$ (7,266,972)
Other Comprehensive Income (Loss), Net of Tax:
Unrealized Loss on Foreign Currency Translation	0	(6)	(2,360)	(839)	(2,758)	0
Other Comprehensive Loss	0	(6)	(2,360)	(839)	(2,758)	0
Comprehensive Loss	$ (1,164,406)	$ (1,530,906)	$ (3,734,543)	$ (4,364,406)	$ (6,215,893)	$ (7,266,972)